Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 13—RELATED PARTY TRANSACTIONS

During 2009, the Company acquired certain customer lead generation know-how and technology from a company owned by a stockholder and agreed to pay the seller monthly amounts ranging from $40,000 to $50,000 through January 2013. During the nine months ended September 30, 2012, the Company paid $365,000. As part of the Merger, the remaining balance under this agreement was paid.

Long-term investments and other assets, includes amounts due for non-interest bearing advances made to employees that are expected to be repaid in excess of one year. Amounts due from related parties as of September 30, 2013 and December 31, 2012, amounted to approximately $341,000.

The Company incurred expenses of approximately $726,000 and $1,324,000 for use of a corporate jet owned partially by stockholders of the Company during the three and nine months ended September 30, 2012, respectively. The Company incurred additional expenses for other related-party transactions of $217,000 and $283,000 during the three months ended September 30, 2013 and September 30, 2012, respectively, and $560,000 and $583,000 during the nine months ended September 30, 2013 and September 30, 2012, respectively, which included contributions to the Vivint Family Foundation, legal fees and purchase of tools and supplies.

Prepaid expenses and other current assets at December 31, 2012, includes a receivable for $9.2 million in payroll taxes owed by a member of management of the Company related to the Merger. The payroll tax obligation was satisfied by this individual during the first quarter of fiscal year 2013.

In connection with the Merger, the Company entered into a support and services agreement with Blackstone Management Partners L.L.C. (“BMP”), an affiliate of Blackstone. Under the support and services agreement, the Company paid BMP, at the closing of the Merger, an approximately $20.0 million transaction fee as consideration for BMP undertaking due diligence investigations and financial and structural analysis and providing corporate strategy and other advice and negotiation assistance in connection with the Merger. In addition, the Company agreed to reimburse BMP for any out-of-pocket expenses incurred by BMP and its affiliates and to indemnify BMP and its affiliates and related parties, in each case, in connection with the Transactions and the provision of services under the support and services agreement.

In addition, under the agreement with BMP, the Company engaged BMP to provide monitoring, advisory and consulting services on an ongoing basis. In consideration for these services, the Company agreed to pay an annual monitoring fee equal to the greater of (i) a minimum base fee of $2.7 million, subject to adjustments if the Company engages in a business combination or disposition that is deemed significant and (ii) the amount of the monitoring fee paid in respect of the immediately preceding fiscal year, without regard to any post-fiscal year “true-up” adjustments as determined by the agreement. The Company incurred expenses of approximately $3,481,000 related to this agreement during the nine months ended September 30, 2013.

Under the support and services agreement, the Company also engaged BMP to arrange for Blackstone’s portfolio operations group to provide support services customarily provided by Blackstone’s portfolio operations group to Blackstone’s private equity portfolio companies of a type and amount determined by such portfolio services group to be warranted and appropriate. BMP will invoice the Company for such services based on the time spent by the relevant personnel providing such services during the applicable period but in no event shall the Surviving Company be obligated to pay more than $1.5 million during any calendar year.

In connection with the issuance of the $200,000,000 senior unsecured notes during the nine months ended September 30, 2013, Blackstone Advisory Partners L.P. participated as one of the initial purchasers of the senior unsecured notes and received approximately $200,000 in fees at the time of closing.

Transactions involving related parties cannot be presumed to be carried out at an arm’s-length basis.

NOTE 15—RELATED PARTY TRANSACTIONS

During 2009, a stockholder of the Company tendered his resignation. In exchange for this resignation, the Company agreed to make monthly payments of approximately $23,000 plus an amount based on the performance of specified customer accounts through October 2014. Approximately $328,000 related to this obligation was included in accrued expenses and other current liabilities at December 31, 2011, and $679,000 was included in other long-term obligations as of December 31, 2011, in the consolidated balance sheets. In connection with the Merger, the remaining obligation was satisfied to the stockholder.

During 2009, the Company acquired certain customer lead generation know-how and technology from a company owned by a stockholder and agreed to pay the seller monthly amounts ranging from $40,000 to $50,000 through January 2013. During the Predecessor Period and fiscal 2011, the Company paid $525,000, of which $120,000 was paid as part of the Merger and completely satisfied the obligation, and $540,000, respectively, under this agreement. As of December 31, 2011, approximately $448,000 was included in accrued expenses and other current liabilities and approximately $40,000 was included in other long-term obligations in the consolidated balance sheets.

During April 2011, the Company facilitated the sale of alarm contracts for a company, owned by stockholders and employees of the Company, by purchasing the contracts and immediately selling them to an unrelated third-party. As a result, the Company recognized contract sales revenue of approximately $8,539,000, net of cancellation allowance of $399,000 for the year ended December 31, 2011.

Long-term investments and other assets, includes amounts due for non-interest bearing advances made to employees, officers or entities owned by officers that are expected to be repaid in excess of one year. Amounts due from related parties as of December 31, 2012 and December 31, 2011, amounted to approximately $341,000 and $541,000, respectively.

The Company recognized revenue of approximately $2,827,000 in 2009 for the sale of contracts to stockholders and employees of the Company. The Company recognized revenue of approximately $6,629,000, $9,852,000 and $6,489,000 for providing monitoring services for contracts owned by stockholders and employees of the Company during the Predecessor Period ended November 16, 2012, the years ended December 31, 2011 and 2010, respectively.

The Company incurred expenses of approximately $31,000, $1,441,000, $1,344,000 and $1,406,000 for use of a corporate jet owned partially by stockholders of the Company during the Successor Period ended December 31, 2012, the Predecessor Period ended November 16, 2012 and the years ended December 31, 2011 and 2010, respectively. The Company incurred additional expenses during the Successor Period ended December 31, 2012, the Predecessor Period ended November 16, 2012, and the years ended December 31, 2011 and 2010 of approximately $57,000, $720,000, $2,382,000 and $1,285,000, respectively, for other related-party transactions including contributions to the Vivint Family Foundation, legal fees, and purchase of tools and supplies.

Prepaid expenses and other current assets at December 31, 2012, includes a receivable for $9.2 million in payroll taxes owed by a member of management of the Company related to the Merger. The payroll tax obligation was satisfied by this individual during the first quarter of 2013.

In connection with the Merger, the Company entered into a support and services agreement with Blackstone Management Partners L.L.C. (“BMP”), an affiliate of Blackstone. Under the support and services agreement, the Company paid BMP, at the closing of the Merger, an approximately $20.0 million transaction fee as consideration for BMP undertaking due diligence investigations and financial and structural analysis and providing corporate strategy and other advice and negotiation assistance in connection with the Merger. In addition, the Company has agreed to reimburse BMP for any out-of-pocket expenses incurred by BMP and its affiliates and to indemnify BMP and its affiliates and related parties, in each case, in connection with the Transactions and the provision of services under the support and services agreement.

In addition, under this agreement, the Company has engaged BMP to provide, directly or indirectly, monitoring, advisory and consulting services that may be requested in the following areas: (a) advice regarding the structure, distribution and timing of debt and equity offerings and advice regarding relationships with lenders and bankers, (b) advice regarding the structuring and implementation of equity participation plans, employee benefit plans and other incentive arrangements for certain key executives, (c) general advice regarding dispositions and/or acquisitions, (d) advice regarding the strategic direction of the business and such other advice directly related or ancillary to the above advisory services as may be reasonably requested.

Transactions involving related parties cannot be presumed to be carried out at an arm’s-length basis.